Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 2,949	$ 2,932	$ 3,006
Insurance	363	362	367
Repairs and maintenance	117	347	338
Spares and consumable stores	899	944	1,034
Registration, taxes and other (Note 13)	68	70	71
Total	$ 4,396	$ 4,655	$ 4,816